Organization, Consolidation and Presentation of Financial Statements Disclosure and Significant Accounting Policies: Cash and Cash Equivalents (Policies)	3 Months Ended
Nov. 30, 2017
Policies
Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all liquid investments with a maturity of three months or less from the date of purchase that are readily convertible into cash to be cash equivalents.